Risk Management Section - Wholesale Banking - Forborne assets by geographical area (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Forborne assets	€ 9,492	€ 10,094
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	4,632	5,081
Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	822	1,138
Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	41	131
Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	246	127
Wholesale Banking [member] | United Kingdom [member]
Disclosure of financial assets [line items]
Forborne assets	332	287
Wholesale Banking [member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	197	388
Wholesale Banking [member] | Ukraine [member]
Disclosure of financial assets [line items]
Forborne assets	169	297
Wholesale Banking [member] | Norway [member]
Disclosure of financial assets [line items]
Forborne assets	151	258
Wholesale Banking [member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	134	190
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	502	462
Wholesale Banking [member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	1,315	1,173
Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	316	378
Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	214	104
Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	192	148
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,385	5,949
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,699	3,088
Performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	410	687
Performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	16	102
Performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	182	94
Performing [member] | Wholesale Banking [member] | United Kingdom [member]
Disclosure of financial assets [line items]
Forborne assets	251	246
Performing [member] | Wholesale Banking [member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	115	113
Performing [member] | Wholesale Banking [member] | Ukraine [member]
Disclosure of financial assets [line items]
Forborne assets	77	108
Performing [member] | Wholesale Banking [member] | Norway [member]
Disclosure of financial assets [line items]
Forborne assets	124	236
Performing [member] | Wholesale Banking [member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	31	78
Performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	322	288
Performing [member] | Wholesale Banking [member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	759	695
Performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	206	300
Performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	85	86
Performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	122	55
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	4,107	4,145
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	1,932	1,994
Non-performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	412	451
Non-performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	25	29
Non-performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	63	33
Non-performing [member] | Wholesale Banking [member] | United Kingdom [member]
Disclosure of financial assets [line items]
Forborne assets	81	41
Non-performing [member] | Wholesale Banking [member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	83	275
Non-performing [member] | Wholesale Banking [member] | Ukraine [member]
Disclosure of financial assets [line items]
Forborne assets	93	189
Non-performing [member] | Wholesale Banking [member] | Norway [member]
Disclosure of financial assets [line items]
Forborne assets	27	22
Non-performing [member] | Wholesale Banking [member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	103	113
Non-performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	180	174
Non-performing [member] | Wholesale Banking [member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	556	478
Non-performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	109	78
Non-performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	129	17
Non-performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	€ 71	€ 93